SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers S&P 500 Diversified Sector Weight ETF (SPXD)

Shares of the fund are not currently offered for purchase.
Please Retain This Supplement for Future Reference
June 18, 2025
PRO_SAISTKR25-28